Shareholder Report, Average Annual Return (Details) ITI9_MML Equity Index Fund_Class III_TSR Annual {Class III}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class III - without sales charge
Average Annual Return, Percent	17.71%	14.26%	14.66%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%